Segment reporting	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segment reporting

6.    Segment reporting

Operating segments are based upon the Company’s management reporting structure. The Company’s operating segments are primarily at a country level as this is how the Chief Operating Decision Maker (CODM) assesses performance and makes decisions about resource allocation. This is due to the integrated operations within each country and the ability to reallocate production based on the individual capacity of each plant. Additionally, economic factors that may impact our results of operations, such as currency fluctuations and energy costs, are also assessed at a country level.

The Company’s North America reportable segment is the result of the aggregation of the operating segments of the United States and Canada. These operating segments have been aggregated as they have similar long-term economic characteristics and there is similarity of competitive and operating risks and the political environment in the United States and Canada. The Company’s Europe reportable segment is the result of the aggregation of the operating segments of Spain, France and Norway. Similar to our United States and Canada operating segments, our Spain, France and Norway operating segments are grouped together based on the relative similarity of the EBITDA margins, competitive risks, currency risks (i.e. risks relating to the Euro), operating risks and, given they are each part of the European Union and the European Economic Community, the political and economic environment.

The consolidated income statements at December 31, 2020, 2019 and 2018, by reportable segment, are as follows:

	2020
	Electrometallurgy -	Electrometallurgy -	Electrometallurgy -		Adjustments/
	North America	Europe	South Africa	Other segments	Eliminations (**)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	425,277	661,624	80,572	25,334	(48,373)	1,144,434
Cost of sales	(280,858)	(526,771)	(56,062)	(19,518)	47,723	(835,486)
Other operating income	2,916	35,575	131	13,724	(18,719)	33,627
Staff costs	(73,988)	(121,103)	(11,013)	(8,678)	—	(214,782)
Other operating expense	(34,315)	(81,590)	(14,098)	(21,425)	19,369	(132,059)
Depreciation and amortization charges, operating allowances and write-downs	(61,664)	(38,616)	(7,141)	(768)	—	(108,189)
Impairment losses	(35,685)	(17,941)	(8,677)	(11,041)	—	(73,344)
Net loss due to changes in the value of assets	—	—	—	158	—	158
(Loss) gain on disposal of non-current assets	(869)	2,156	—	5	—	1,292
Other (loss) gain	—	4	—	(5)	—	(1)
Operating (loss) profit	(59,186)	(86,662)	(16,288)	(22,214)	—	(184,350)
Finance income	679	4,262	90	12,466	(17,320)	177
Finance costs	(857)	(30,637)	(3,796)	(48,998)	17,320	(66,968)
Financial derivative gain	—	—	—	3,168	—	3,168
Exchange differences	(485)	(507)	(1,405)	27,950	—	25,553
(Loss) Profit before tax	(59,849)	(113,544)	(21,399)	(27,628)	—	(222,420)
Income tax (expense) benefit	14,213	(34,618)	(1,049)	(485)	—	(21,939)
(Loss) profit for the year from continuing operations	(45,636)	(148,162)	(22,448)	(28,113)	—	(244,359)
Profit for the year from discontinued operations	—	(5,399)	—	—	—	(5,399)
(Loss) profit for the year	(45,636)	(153,561)	(22,448)	(28,113)	—	(249,758)
Loss (profit) attributable to non-controlling interests	3,033	5	242	139	—	3,419
(Loss) profit attributable to the Parent	(42,603)	(153,556)	(22,206)	(27,974)	—	(246,339)

	2019
	Electrometallurgy -	Electrometallurgy -	Electrometallurgy -		Adjustments/
	North America	Europe	South Africa	Other segments	Eliminations (**)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	551,500	1,049,576	136,292	43,147	(165,293)	1,615,222
Cost of sales	(366,711)	(868,654)	(108,823)	(35,923)	165,714	(1,214,397)
Other operating income	10,418	47,672	1,323	19,413	(24,613)	54,213
Staff costs	(87,954)	(145,712)	(20,333)	(31,030)	—	(285,029)
Other operating expense	(60,105)	(142,929)	(19,457)	(27,406)	24,192	(225,705)
Depreciation and amortization charges, operating allowances and write-downs	(72,251)	(39,844)	(6,459)	(1,640)	—	(120,194)
Impairment losses	(174,013)	(465)	—	(1,421)	—	(175,899)
Net loss due to changes in the value of assets	—	—	(530)	(1,044)	—	(1,574)
(Loss) gain on disposal of non-current assets	(1,601)	180	—	(802)	—	(2,223)
Bargain purchase gain	—	—	—	—	—	—
Operating profit (loss)	(200,717)	(100,176)	(17,987)	(36,706)	—	(355,586)
Finance income	529	9,220	156	14,483	(23,008)	1,380
Finance costs	(3,914)	(22,547)	(4,507)	(55,265)	23,008	(63,225)
Financial derivative gain	—	—	—	2,729	—	2,729
Exchange differences	(407)	3,139	(1,179)	1,331	—	2,884
Profit (loss) before tax	(204,509)	(110,364)	(23,517)	(73,428)	—	(411,818)
Income tax (expense) benefit	8,520	22,470	7,761	2,790	—	41,541
Profit (loss) for the year from continuing operations	(195,989)	(87,894)	(15,756)	(70,638)	—	(370,277)
Profit for the year from discontinued operations	—	3,280	—	81,357	—	84,637
Profit (loss) for the year	(195,989)	(84,614)	(15,756)	10,719	—	(285,640)
Loss (profit) attributable to non-controlling interests	5,123	—	(368)	284	—	5,039
Profit (loss) attributable to the Parent	(190,866)	(84,614)	(16,124)	11,003	—	(280,601)

	2018(*)
	Electrometallurgy -	Electrometallurgy -	Electrometallurgy -		Adjustments/
	North America	Europe	South Africa	Other segments	Eliminations (**)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	710,716	1,447,973	208,543	62,075	(187,305)	2,242,002
Cost of sales	(394,044)	(1,059,474)	(137,177)	(43,194)	187,212	(1,446,677)
Other operating income	4,943	39,817	3,420	16,666	(19,002)	45,844
Staff costs	(115,555)	(177,047)	(23,735)	(22,525)	—	(338,862)
Other operating expense	(77,670)	(146,143)	(26,353)	(46,489)	19,095	(277,560)
Depreciation and amortization charges, operating allowances and write-downs	(69,009)	(34,974)	(5,526)	(4,328)	—	(113,837)
Impairment losses	—	—	—	(58,919)	—	(58,919)
Net gain due to changes in the value of assets	—	(7)	(7,616)	—	—	(7,623)
(Loss) gain on disposal of non-current assets	(208)	(8,369)	(261)	23,402	—	14,564
Bargain purchase gain	—	40,142	—	—	—	40,142
Operating (loss) profit	59,173	101,918	11,295	(73,312)	—	99,074
Finance income	804	11,035	199	32,040	(39,220)	4,858
Finance costs	(4,109)	(40,831)	(5,298)	(46,048)	39,220	(57,066)
Financial derivative loss	—	—	—	2,838	—	2,838
Exchange differences	(1,194)	(10,561)	2,284	(4,665)	—	(14,136)
(Loss) profit before tax	54,674	61,561	8,480	(89,147)	—	35,568
Income tax benefit (expense)	4,949	(15,048)	(3,582)	(6,778)	—	(20,459)
Profit (loss) for the year from continuing operations	59,623	46,513	4,898	(95,925)	—	15,109
(Loss) profit for the year from discontinued operations	—	—	—	9,464	—	9,464
Profit (loss) for the year	59,623	46,513	4,898	(86,461)	—	24,573
Loss (profit) attributable to non-controlling interests	4,785	(332)	358	14,277	—	19,088
(Loss) profit attributable to the Parent	64,408	46,181	5,256	(72,184)	—	43,661

(*)The consolidated Income Statements for the period ended December 31, 2018 has been restated  to reclassify the results of the Spanish energy assets  within profit (loss) for the year from discontinued operations.as part of the Other segments, as described in Note 1 to the consolidated financial statements.

(**)The amounts correspond to transactions between segments that are eliminated in the consolidation process.

The consolidated statements of financial position at December 31, 2020 and 2019, by reportable segment are as follows:

	2020
					Consolidation
	Electrometallurgy -	Electrometallurgy -	Electrometallurgy -		Adjustments/
	North America	Europe	South Africa	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Goodwill	29,702	—	—	—	—	29,702
Other intangible assets	14,604	3,631	1,265	1,256	—	20,756
Property, plant and equipment	353,145	191,211	37,526	38,152	—	620,034
Inventories	63,765	152,680	20,375	9,729	—	246,549
Trade and other receivables (**)	609,456	477,440	43,121	930,744	(1,812,969)	247,792
Cash, restricted cash and cash equivalents	48,127	48,661	2,777	31,992	—	131,557
Other	(37,007)	32,413	9,808	45,541	—	50,755
Total assets	1,081,792	906,036	114,872	1,057,414	(1,812,969)	1,347,145

Equity	412,729	174,247	17,856	(239,113)	—	365,719
Provisions	33,812	120,413	5,956	3,602	—	163,783
Bank borrowings	—	80,121	—	27,486	—	107,607
Obligations under finance leases	4,260	17,403	318	555	—	22,536
Debt instruments	—	—	—	357,508	—	357,508
Other financial liabilities	3,140	331	—	60,425	—	63,896
Trade and other payables (***)	615,690	478,931	78,807	833,630	(1,854,661)	152,397
Other	12,161	34,590	11,935	13,321	41,692	113,699
Total equity and liabilities	1,081,792	906,036	114,872	1,057,414	(1,812,969)	1,347,145

	2019
					Consolidation
	Electrometallurgy -	Electrometallurgy -	Electrometallurgy -		Adjustments/
	North America	Europe	South Africa	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Goodwill	29,702	—	—	—	—	29,702
Other intangible assets	18,504	30,248	1,322	1,193	—	51,267
Property, plant and equipment	419,695	216,809	53,650	50,752	—	740,906
Inventories	91,619	215,509	32,886	14,107	—	354,121
Trade and other receivables (**)	427,871	504,294	47,755	764,532	(1,430,186)	314,266
Cash, restricted cash and cash equivalents	25,194	65,216	3,321	29,444	—	123,175
Other	11,932	60,619	14,921	33,444	—	120,916
Total assets	1,024,517	1,092,695	153,855	893,472	(1,430,186)	1,734,353

Equity	459,637	307,131	43,466	(207,937)	—	602,297
Provisions	31,220	85,167	7,108	7,448	—	130,943
Bank borrowings	—	100,070	—	58,929	—	158,999
Obligations under finance leases	6,473	18,128	14	1,257	—	25,872
Debt instruments	—	—	—	354,951	—	354,951
Other financial liabilities	—	454	—	66,085	—	66,539
Trade and other payables (***)	464,592	520,937	86,837	587,552	(1,465,859)	194,059
Other	62,595	60,808	16,430	25,187	35,673	200,693
Total equity and liabilities	1,024,517	1,092,695	153,855	893,472	(1,430,186)	1,734,353

(*) These amounts correspond to balances between segments that are eliminated at consolidation.

(**) Trade and other receivables includes non-current and current receivables from group that eliminated in the consolidated process.

(***) Trade and other payables includes non-current and current payables from group that are eliminated in the consolidated process.

Other disclosures

Sales by product line

Sales by product line are as follows:

	2020	2019	2018
	US$'000	US$'000	US$'000
Silicon metal	463,217	539,872	933,366
Manganese-based alloys	267,469	447,311	527,757
Ferrosilicon	176,447	275,368	359,374
Other silicon-based alloys	126,817	181,736	215,697
Silica fume	25,888	33,540	37,061
Energy	—	—	12,149
Other	84,596	137,395	156,598
Total	1,144,434	1,615,222	2,242,002

Information about major customers

Total sales of $580,570 thousand, $643,689 thousand, and $758,894 thousand were attributable to the Company’s top ten customers in 2020, 2019, and 2018 respectively. During 2020, sales corresponding to Dow Silicones Corporation represented 13.2% of the Company’s sales. Sales to Dow Silicones Corporation are included partially in the Electrometallurgy - North America segment and partially in the Electrometallurgy - Europe segment. During 2019 and 2018, there was no single customer representing greater than 10% of the Company’s sales.